December 31, 2016

• Separate Account B of
Pacific Life Insurance Company

Annual *Report*

The 2016 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT B

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	7,064	$66,456	$65,417
High Yield Bond	High Yield Bond Class I *	3,107	16,105	23,205
Inflation Managed	Inflation Managed Class I *	4,224	42,844	42,983
Managed Bond	Managed Bond Class I *	105,347	1,082,521	1,285,476
Short Duration Bond	Short Duration Bond Class I *	314	2,786	3,055
Comstock	Comstock Class I *	5,554	39,599	74,586
Developing Growth	Developing Growth Class I *	27,271	204,630	317,923
Dividend Growth	Dividend Growth Class I *	2,444	30,538	41,141
Equity Index	Equity Index Class I *	507	13,484	26,224
Focused Growth	Focused Growth Class I *	8,558	88,405	176,828
Growth	Growth Class I *	29,324	379,359	629,447
Large-Cap Growth	Large-Cap Growth Class I *	16,854	89,666	138,438
Large-Cap Value	Large-Cap Value Class I *	17,219	169,493	334,290
Main Street® Core	Main Street Core Class I *	80,703	1,468,742	2,667,277
Mid-Cap Equity	Mid-Cap Equity Class I *	8,777	87,831	149,062
Mid-Cap Growth	Mid-Cap Growth Class I *	18,263	105,803	189,007
Small-Cap Index	Small-Cap Index Class I *	6,623	55,372	136,169
Small-Cap Value	Small-Cap Value Class I *	10,774	156,286	212,338
Emerging Markets	Emerging Markets Class I *	2,192	17,467	30,331
International Large-Cap	International Large-Cap Class I *	13,304	74,675	100,166
International Value	International Value Class I *	31,711	290,295	335,808
Health Sciences	Health Sciences Class I *	1,650	34,656	47,555
Real Estate	Real Estate Class I *	1,209	11,710	28,363
Technology	Technology Class I *	383	1,390	1,962
	American Funds Insurance Series®
American Funds® IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	1,754	36,904	37,592
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	770	51,833	51,146
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	2,358	107,090	103,133
	Fidelity® Variable Insurance Products Funds
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	85,251	85,251	85,251

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes Financial Statements	1

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	Variable Accounts
	Diversified Bond	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond	Comstock
ASSETS
Investments in mutual funds, at value	$65,417	$23,205	$42,983	$1,285,476	$3,055	$74,586
Receivables:
Due from Pacific Life Insurance Company	-	5	-	-	3	-
Investments sold	3	1	2	49	-	3
Total Assets	65,420	23,211	42,985	1,285,525	3,058	74,589
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	11	-	46	32	-	4
Total Liabilities	11	-	46	32	-	4
NET ASSETS	$65,409	$23,211	$42,939	$1,285,493	$3,058	$74,585
Units Outstanding	4,831	1,165	2,156	54,643	286	4,229
Accumulation Unit Value	$13.54	$19.93	$19.91	$23.53	$10.68	$17.63
Cost of Investments	$66,456	$16,105	$42,844	$1,082,521	$2,786	$39,599

	Developing Growth	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth
ASSETS
Investments in mutual funds, at value	$317,923	$41,141	$26,224	$176,828	$629,447	$138,438
Receivables:
Due from Pacific Life Insurance Company	6	-	-	-	-	9
Investments sold	-	2	1	7	12	5
Total Assets	317,929	41,143	26,225	176,835	629,459	138,452
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	9	17	2	-
Investments purchased	1	-	-	-	-	-
Total Liabilities	1	-	9	17	2	-
NET ASSETS	$317,928	$41,143	$26,216	$176,818	$629,457	$138,452
Units Outstanding	27,263	2,074	1,556	8,858	41,048	12,012
Accumulation Unit Value	$11.66	$19.84	$16.84	$19.96	$15.33	$11.53
Cost of Investments	$204,630	$30,538	$13,484	$88,405	$379,359	$89,666

	Large-Cap Value	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small-Cap Index	Small-Cap Value
ASSETS
Investments in mutual funds, at value	$334,290	$2,667,277	$149,062	$189,007	$136,169	$212,338
Receivables:
Investments sold	13	132	6	7	5	8
Total Assets	334,303	2,667,409	149,068	189,014	136,174	212,346
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	25	88	25	14	25	43
Total Liabilities	25	88	25	14	25	43
NET ASSETS	$334,278	$2,667,321	$149,043	$189,000	$136,149	$212,303
Units Outstanding	14,724	164,267	4,045	13,972	5,925	5,140
Accumulation Unit Value	$22.70	$16.24	$36.84	$13.53	$22.98	$41.30
Cost of Investments	$169,493	$1,468,742	$87,831	$105,803	$55,372	$156,286

See Notes Financial Statements	2

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Emerging Markets	International Large-Cap	International Value	Health Sciences	Real Estate	Technology
ASSETS
Investments in mutual funds, at value	$30,331	$100,166	$335,808	$47,555	$28,363	$1,962
Receivables:
Due from Pacific Life Insurance Company	-	-	-	1	-	-
Investments sold	1	4	39	2	1	-
Total Assets	30,332	100,170	335,847	47,558	28,364	1,962
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	25	12	31	-	39	2
Total Liabilities	25	12	31	-	39	2
NET ASSETS	$30,307	$100,158	$335,816	$47,558	$28,325	$1,960
Units Outstanding	1,198	7,986	27,628	1,323	529	287
Accumulation Unit Value	$25.29	$12.54	$12.15	$35.96	$53.58	$6.82
Cost of Investments	$17,467	$74,675	$290,295	$34,656	$11,710	$1,390

	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	Fidelity VIP Government Money Market Service Class
ASSETS
Investments in mutual funds, at value	$37,592	$51,146	$103,133	$85,251
Receivables:
Due from Pacific Life Insurance Company	-	-	-	15
Investments sold	1	2	4	1
Total Assets	37,593	51,148	103,137	85,267
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5	7	16	-
Total Liabilities	5	7	16	-
NET ASSETS	$37,588	$51,141	$103,121	$85,267
Units Outstanding	3,554	4,789	9,592	8,841
Accumulation Unit Value	$10.58	$10.68	$10.75	$9.65
Cost of Investments	$36,904	$51,833	$107,090	$85,251

See Notes Financial Statements	3

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	Diversified Bond	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond	Comstock
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	386	284	595	16,601	65	787
Administrative fees	46	34	71	1,992	8	94
Total Expenses	432	318	666	18,593	73	881
Net Investment Income (Loss)	(432)	(318)	(666)	(18,593)	(73)	(881)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2)	343	(346)	17,640	251	226
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(2)	343	(346)	17,640	251	226
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,199)	2,948	2,944	21,245	(146)	10,724
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,633)	$2,973	$1,932	$20,292	$32	$10,069

	Developing Growth	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	4,349	489	307	2,122	8,488	1,704
Administrative fees	522	59	37	255	1,019	204
Total Expenses	4,871	548	344	2,377	9,507	1,908
Net Investment Income (Loss)	(4,871)	(548)	(344)	(2,377)	(9,507)	(1,908)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	11,273	120	190	(67)	24,148	(114)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	11,273	120	190	(67)	24,148	(114)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(20,057)	4,173	2,555	4,125	(9,166)	935
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($13,655)	$3,745	$2,401	$1,681	$5,475	($1,087)

	Large-Cap Value	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small-Cap Index	Small-Cap Value
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	3,592	33,917	1,672	2,258	1,479	3,138
Administrative fees	431	4,070	201	271	177	376
Total Expenses	4,023	37,987	1,873	2,529	1,656	3,514
Net Investment Income (Loss)	(4,023)	(37,987)	(1,873)	(2,529)	(1,656)	(3,514)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,052	185,288	1,005	(131)	(32)	33,005
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,052	185,288	1,005	(131)	(32)	33,005
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	35,518	118,924	22,446	11,320	23,520	47,672
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,547	$266,225	$21,578	$8,660	$21,832	$77,163
(1)	See Note 3 in Notes to Financial Statements.

See Notes Financial Statements	4

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	Emerging Markets	International Large-Cap	International Value	Health Sciences	Real Estate	Technology
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	380	1,220	4,521	619	348	25
Administrative fees	46	146	542	74	41	3
Total Expenses	426	1,366	5,063	693	389	28
Net Investment Income (Loss)	(426)	(1,366)	(5,063)	(693)	(389)	(28)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	511	29	(7,535)	(1,278)	495	9
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	511	29	(7,535)	(1,278)	495	9
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,501	(103)	14,905	(2,538)	1,324	(148)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,586	($1,440)	$2,307	($4,509)	$1,430	($167)

	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	Fidelity VIP Government Money Market Service Class
INVESTMENT INCOME
Dividends (1)	$502	$276	$1,253	$90
EXPENSES
Mortality and expense risk	407	556	1,169	1,067
Administrative fees	49	67	140	128
Total Expenses	456	623	1,309	1,195
Net Investment Income (Loss)	46	(347)	(56)	(1,105)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6)	(39)	(1,135)	-
Capital gain distributions (1)	775	3,950	10,247	-
Realized Gain (Loss) on Investments	769	3,911	9,112	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,634	(120)	(928)	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,449	$3,444	$8,128	($1,105)

(1) See Note 3 in Notes to Financial Statements.

See Notes Financial Statements	5

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Diversified Bond		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($432)	($229)	($318)	($423)	($666)	($999)
Realized gain (loss) on investments	(2)	2,133	343	1,082	(346)	(1,959)
Change in net unrealized appreciation (depreciation) on investments	(1,199)	(1,940)	2,948	(2,196)	2,944	130
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,633)	(36)	2,973	(1,537)	1,932	(2,828)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	-	-
Transfers between variable and fixed accounts, net	65,605	(14,640)	(1,457)	73	(3,404)	(16,210)
Contract benefits and terminations	-	(9,282)	-	(9,305)	(9,607)	(9,890)
Contract charges and deductions	(20)	(26)	(13)	(19)	(60)	(74)
Other	(2)	1	1	-	(1)	3
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	65,583	(23,947)	(1,469)	(9,251)	(13,072)	(26,171)
NET INCREASE (DECREASE) IN NET ASSETS	63,950	(23,983)	1,504	(10,788)	(11,140)	(28,999)
NET ASSETS
Beginning of Year	1,459	25,442	21,707	32,495	54,079	83,078
End of Year	$65,409	$1,459	$23,211	$21,707	$42,939	$54,079

	Managed Bond		Short Duration Bond		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($18,593)	($20,724)	($73)	($183)	($881)	($911)
Realized gain (loss) on investments	17,640	35,751	251	612	226	368
Change in net unrealized appreciation (depreciation) on investments	21,245	(25,677)	(146)	(487)	10,724	(4,345)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,292	(10,650)	32	(58)	10,069	(4,888)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	162	73,845	-	-	-	-
Transfers between variable and fixed accounts, net	(22,835)	(16,459)	(2,776)	(14,840)	2,960	(28)
Contract benefits and terminations	(71,042)	(296,969)	-	-	-	-
Contract charges and deductions	(621)	(662)	(4)	(4)	(24)	(25)
Other	5	(88)	(1)	-	(2)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(94,331)	(240,333)	(2,781)	(14,844)	2,934	(53)
NET INCREASE (DECREASE) IN NET ASSETS	(74,039)	(250,983)	(2,749)	(14,902)	13,003	(4,941)
NET ASSETS
Beginning of Year	1,359,532	1,610,515	5,807	20,709	61,582	66,523
End of Year	$1,285,493	$1,359,532	$3,058	$5,807	$74,585	$61,582

See Notes Financial Statements	6

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Developing Growth		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,871)	($6,087)	($548)	($550)	($344)	($344)
Realized gain (loss) on investments	11,273	11,109	120	424	190	168
Change in net unrealized appreciation (depreciation) on investments	(20,057)	(44,972)	4,173	501	2,555	118
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,655)	(39,950)	3,745	375	2,401	(58)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	-	-
Transfers between variable and fixed accounts, net	(13,764)	5,607	(88)	(4,859)	26	(55)
Contract benefits and terminations	(45,578)	(16,671)	(251)	(258)	(375)	(300)
Contract charges and deductions	(249)	(290)	(4)	(4)	(38)	(38)
Other	4	1	-	-	-	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(59,587)	(11,353)	(343)	(5,121)	(387)	(394)
NET INCREASE (DECREASE) IN NET ASSETS	(73,242)	(51,303)	3,402	(4,746)	2,014	(452)
NET ASSETS
Beginning of Year	391,170	442,473	37,741	42,487	24,202	24,654
End of Year	$317,928	$391,170	$41,143	$37,741	$26,216	$24,202

	Focused Growth		Growth		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,377)	($2,271)	($9,507)	($10,003)	($1,908)	($1,873)
Realized gain (loss) on investments	(67)	(14)	24,148	7,502	(114)	313
Change in net unrealized appreciation (depreciation) on investments	4,125	14,696	(9,166)	43,889	935	6,929
Net Increase (Decrease) in Net Assets Resulting from Operations	1,681	12,411	5,475	41,388	(1,087)	5,369
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,400	2,400	360	360	1,800	1,800
Transfers between variable and fixed accounts, net	-	11,843	(6,967)	(17,157)	(3,140)	9,134
Contract benefits and terminations	-	-	(84,203)	(15,252)	(26)	-
Contract charges and deductions	(11)	(11)	(361)	(387)	(44)	(45)
Other	(1)	(2)	7	3	1	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,388	14,230	(91,164)	(32,433)	(1,409)	10,890
NET INCREASE (DECREASE) IN NET ASSETS	4,069	26,641	(85,689)	8,955	(2,496)	16,259
NET ASSETS
Beginning of Year	172,749	146,108	715,146	706,191	140,948	124,689
End of Year	$176,818	$172,749	$629,457	$715,146	$138,452	$140,948

See Notes Financial Statements	7

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Large-Cap Value		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,023)	($3,751)	($37,987)	($41,017)	($1,873)	($1,859)
Realized gain (loss) on investments	1,052	41	185,288	131,424	1,005	962
Change in net unrealized appreciation (depreciation) on investments	35,518	(8,060)	118,924	(32,198)	22,446	1,246
Net Increase (Decrease) in Net Assets Resulting from Operations	32,547	(11,770)	266,225	58,209	21,578	349
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,960	3,960	558	37,355	600	600
Transfers between variable and fixed accounts, net	39,108	172	(235,171)	(42,234)	(2,148)	(2,397)
Contract benefits and terminations	(2,925)	(300)	(185,385)	(311,660)	(225)	(180)
Contract charges and deductions	(58)	(61)	(1,514)	(1,617)	(48)	(47)
Other	(3)	(1)	26	(192)	(4)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	40,082	3,770	(421,486)	(318,348)	(1,825)	(2,024)
NET INCREASE (DECREASE) IN NET ASSETS	72,629	(8,000)	(155,261)	(260,139)	19,753	(1,675)
NET ASSETS
Beginning of Year	261,649	269,649	2,822,582	3,082,721	129,290	130,965
End of Year	$334,278	$261,649	$2,667,321	$2,822,582	$149,043	$129,290

	Mid-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,529)	($2,630)	($1,656)	($1,649)	($3,514)	($3,406)
Realized gain (loss) on investments	(131)	337	(32)	1,628	33,005	637
Change in net unrealized appreciation (depreciation) on investments	11,320	(11,110)	23,520	(7,585)	47,672	(11,024)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,660	(13,403)	21,832	(7,606)	77,163	(13,793)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	600	600	840	840	-	-
Transfers between variable and fixed accounts, net	(42)	4,468	(1,574)	6,546	(40,740)	(2,206)
Contract benefits and terminations	-	-	(225)	(180)	(40,000)	(14,972)
Contract charges and deductions	(16)	(16)	(46)	(46)	(14)	(14)
Other	-	-	(3)	1	(12)	2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	542	5,052	(1,008)	7,161	(80,766)	(17,190)
NET INCREASE (DECREASE) IN NET ASSETS	9,202	(8,351)	20,824	(445)	(3,603)	(30,983)
NET ASSETS
Beginning of Year	179,798	188,149	115,325	115,770	215,906	246,889
End of Year	$189,000	$179,798	$136,149	$115,325	$212,303	$215,906

See Notes Financial Statements	8

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Emerging Markets		International Large-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($426)	($464)	($1,366)	($1,493)	($5,063)	($5,878)
Realized gain (loss) on investments	511	809	29	884	(7,535)	(209)
Change in net unrealized appreciation (depreciation) on investments	1,501	(5,605)	(103)	(923)	14,905	(8,855)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,586	(5,260)	(1,440)	(1,532)	2,307	(14,942)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	300	600	600	1,200	-	-
Transfers between variable and fixed accounts, net	(1,235)	(1,996)	1,099	(4,247)	5,210	18,401
Contract benefits and terminations	-	-	(111)	(115)	(67,786)	(26,387)
Contract charges and deductions	(2)	(2)	(58)	(60)	(183)	(221)
Other	1	4	(1)	-	9	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(936)	(1,394)	1,529	(3,222)	(62,750)	(8,208)
NET INCREASE (DECREASE) IN NET ASSETS	650	(6,654)	89	(4,754)	(60,443)	(23,150)
NET ASSETS
Beginning of Year	29,657	36,311	100,069	104,823	396,259	419,409
End of Year	$30,307	$29,657	$100,158	$100,069	$335,816	$396,259

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($693)	($709)	($389)	($448)	($28)	($32)
Realized gain (loss) on investments	(1,278)	(1)	495	750	9	12
Change in net unrealized appreciation (depreciation) on investments	(2,538)	2,972	1,324	(97)	(148)	(78)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,509)	2,262	1,430	205	(167)	(98)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	900	-	-	-
Transfers between variable and fixed accounts, net	-	19,684	(13)	(5,924)	-	-
Contract benefits and terminations	(5,733)	-	(3,531)	(1,093)	-	-
Contract charges and deductions	(41)	(49)	(18)	(27)	(4)	(4)
Other	-	(1)	(6)	1	(2)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,774)	19,634	(2,668)	(7,043)	(6)	(4)
NET INCREASE (DECREASE) IN NET ASSETS	(10,283)	21,896	(1,238)	(6,838)	(173)	(102)
NET ASSETS
Beginning of Year	57,841	35,945	29,563	36,401	2,133	2,235
End of Year	$47,558	$57,841	$28,325	$29,563	$1,960	$2,133

See Notes Financial Statements	9

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Period Ended December 31, 2015	Year Ended December 31, 2016	Period Ended December 31, 2015

	American Funds IS Asset Allocation Fund Class 4 (1)		American Funds IS Growth Fund Class 4 (1)		American Funds IS Growth-Income Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$46	$395	($347)	$197	($56)	$1,016
Realized gain (loss) on investments	769	(1)	3,911	1	9,112	25
Change in net unrealized appreciation (depreciation) on investments	1,634	(946)	(120)	(567)	(928)	(3,029)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,449	(552)	3,444	(369)	8,128	(1,988)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	-	-
Transfers between variable and fixed accounts, net	4,135	31,591	4,135	43,991	4,129	104,682
Contract benefits and terminations	-	-	-	-	(8,068)	(3,702)
Contract charges and deductions	(30)	-	(57)	-	(44)	(8)
Other	(1)	(4)	2	(5)	3	(11)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,104	31,587	4,080	43,986	(3,980)	100,961
NET INCREASE (DECREASE) IN NET ASSETS	6,553	31,035	7,524	43,617	4,148	98,973
NET ASSETS
Beginning of Year or Period	31,035	-	43,617	-	98,973	-
End of Year or Period	$37,588	$31,035	$51,141	$43,617	$103,121	$98,973

	Fidelity VIP Government Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,105)	($1,499)
Realized gain (loss) on investments	-	-
Change in net unrealized appreciation (depreciation) on investments	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,105)	(1,499)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-
Transfers between variable and fixed accounts, net	1,857	(28,092)
Contract benefits and terminations	(1,752)	(4,068)
Contract charges and deductions	(19)	(19)
Other	(1)	4
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	85	(32,175)
NET INCREASE (DECREASE) IN NET ASSETS	(1,020)	(33,674)
NET ASSETS
Beginning of Year	86,287	119,961
End of Year	$85,267	$86,287

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes Financial Statements	10

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Diversified Bond
2016	$13.54	4,831	$65,409	0.00%	1.40%	3.59%
2015	13.07	112	1,459	0.00%	1.40%	(0.35%	)
2014	13.12	1,940	25,442	0.00%	1.40%	6.20%
2013	12.35	2,168	26,772	0.00%	1.40%	(2.52%	)
2012	12.67	5,062	64,133	2.93%	1.40%	6.86%
High Yield Bond
2016	$19.93	1,165	$23,211	0.00%	1.40%	13.77%
2015	17.52	1,239	21,707	0.00%	1.40%	(5.96%	)
2014	18.63	1,744	32,495	0.00%	1.40%	(1.02%	)
2013	18.82	1,899	35,743	0.00%	1.40%	5.76%
2012	17.80	3,114	55,423	7.09%	1.40%	13.69%
Inflation Managed
2016	$19.91	2,156	$42,939	0.00%	1.40%	3.66%
2015	19.21	2,815	54,079	0.00%	1.40%	(4.41%	)
2014	20.10	4,134	83,078	0.00%	1.40%	1.68%
2013	19.76	4,295	84,881	0.00%	1.40%	(10.18%	)
2012	22.01	6,345	139,627	2.32%	1.40%	8.34%
Managed Bond
2016	$23.53	54,643	$1,285,493	0.00%	1.40%	1.45%
2015	23.19	58,627	1,359,532	0.00%	1.40%	(0.84%	)
2014	23.39	68,869	1,610,515	0.00%	1.40%	2.98%
2013	22.71	75,708	1,719,188	0.00%	1.40%	(3.57%	)
2012	23.55	78,800	1,855,585	5.01%	1.40%	9.29%
Short Duration Bond
2016	$10.68	286	$3,058	0.00%	1.40%	0.28%
2015	10.65	545	5,807	0.00%	1.40%	(1.08%	)
2014	10.77	1,923	20,709	0.00%	1.40%	(0.73%	)
2013	10.85	1,892	20,528	0.00%	1.40%	(1.00%	)
2012	10.96	3,717	40,737	0.80%	1.40%	1.75%
Comstock
2016	$17.63	4,229	$74,585	0.00%	1.40%	15.87%
2015	15.22	4,046	61,582	0.00%	1.40%	(7.36%	)
2014	16.43	4,049	66,523	0.00%	1.40%	7.64%
2013	15.26	4,056	61,904	0.00%	1.40%	33.70%
2012	11.41	4,690	53,536	1.70%	1.40%	16.89%
Developing Growth
2016	$11.66	27,263	$317,928	0.00%	1.40%	(3.81%	)
2015	12.12	32,265	391,170	0.00%	1.40%	(9.63%	)
2014	13.42	32,983	442,473	0.00%	1.40%	(0.92%	)
2013	13.54	39,084	529,199	0.00%	1.40%	32.01%
2012	10.26	59,210	607,320	0.08%	1.40%	11.29%
Dividend Growth
2016	$19.84	2,074	$41,143	0.00%	1.40%	9.92%
2015	18.05	2,091	37,741	0.00%	1.40%	0.67%
2014	17.93	2,370	42,487	0.00%	1.40%	10.55%
2013	16.22	2,400	38,912	0.00%	1.40%	28.30%
2012	12.64	1,963	24,811	1.14%	1.40%	12.96%
Equity Index
2016	$16.84	1,556	$26,216	0.00%	1.40%	10.06%
2015	15.30	1,582	24,202	0.00%	1.40%	(0.27%	)
2014	15.34	1,607	24,654	0.00%	1.40%	11.81%
2013	13.72	1,647	22,600	0.00%	1.40%	30.09%
2012	10.55	1,295	13,666	2.23%	1.40%	14.16%
Focused Growth
2016	$19.96	8,858	$176,818	0.00%	1.40%	0.93%
2015	19.78	8,734	172,749	0.00%	1.40%	8.56%
2014	18.22	8,020	146,108	0.00%	1.40%	8.55%
2013	16.78	8,036	134,878	0.00%	1.40%	31.66%
2012	12.75	7,871	100,341	0.00%	1.40%	21.49%

See Notes Financial Statements	11	See explanation of references on page 13

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Growth
2016	$15.33	41,048	$629,457	0.00%	1.40%	0.80%
2015	15.21	47,007	715,146	0.00%	1.40%	5.97%
2014	14.36	49,189	706,191	0.00%	1.40%	7.36%
2013	13.37	54,560	729,583	0.00%	1.40%	32.48%
2012	10.09	61,811	623,908	0.89%	1.40%	16.59%
Large-Cap Growth
2016	$11.53	12,012	$138,452	0.00%	1.40%	(0.89%	)
2015	11.63	12,120	140,948	0.00%	1.40%	4.61%
2014	11.12	11,217	124,689	0.00%	1.40%	6.92%
2013	10.40	10,894	113,262	0.00%	1.40%	35.57%
2012	7.67	11,332	86,902	0.00%	1.40%	16.58%
Large-Cap Value
2016	$22.70	14,724	$334,278	0.00%	1.40%	11.30%
2015	20.40	12,828	261,649	0.00%	1.40%	(4.33%	)
2014	21.32	12,647	269,649	0.00%	1.40%	9.95%
2013	19.39	12,499	242,376	0.00%	1.40%	30.42%
2012	14.87	13,231	196,736	2.03%	1.40%	14.78%
Main Street Core
2016	$16.24	164,267	$2,667,321	0.00%	1.40%	10.28%
2015	14.72	191,691	2,822,582	0.00%	1.40%	1.92%
2014	14.45	213,373	3,082,721	0.00%	1.40%	9.27%
2013	13.22	236,207	3,122,970	0.00%	1.40%	29.94%
2012	10.18	255,333	2,598,068	0.97%	1.40%	15.39%
Mid-Cap Equity
2016	$36.84	4,045	$149,043	0.00%	1.40%	16.78%
2015	31.55	4,098	129,290	0.00%	1.40%	0.15%
2014	31.50	4,158	130,965	0.00%	1.40%	2.78%
2013	30.65	4,955	151,869	0.00%	1.40%	34.32%
2012	22.82	5,472	124,854	0.66%	1.40%	5.85%
Mid-Cap Growth
2016	$13.53	13,972	$189,000	0.00%	1.40%	4.80%
2015	12.91	13,929	179,798	0.00%	1.40%	(7.04%	)
2014	13.89	13,550	188,149	0.00%	1.40%	6.99%
2013	12.98	13,372	173,558	0.00%	1.40%	31.24%
2012	9.89	11,412	112,861	0.43%	1.40%	6.00%
Small-Cap Index
2016	$22.98	5,925	$136,149	0.00%	1.40%	18.99%
2015	19.31	5,972	115,325	0.00%	1.40%	(6.25%	)
2014	20.60	5,621	115,770	0.00%	1.40%	2.94%
2013	20.01	5,591	111,871	0.00%	1.40%	36.36%
2012	14.67	5,643	82,808	1.08%	1.40%	14.52%
Small-Cap Value
2016	$41.30	5,140	$212,303	0.00%	1.40%	27.80%
2015	32.32	6,680	215,906	0.00%	1.40%	(5.67%	)
2014	34.26	7,206	246,889	0.00%	1.40%	4.17%
2013	32.89	489	16,088	0.00%	1.40%	30.65%
2012	25.17	516	12,979	2.08%	1.40%	9.54%
Emerging Markets
2016	$25.29	1,198	$30,307	0.00%	1.40%	4.99%
2015	24.09	1,231	29,657	0.00%	1.40%	(15.24%	)
2014	28.42	1,278	36,311	0.00%	1.40%	(6.32%	)
2013	30.34	5,963	180,886	0.00%	1.40%	7.24%
2012	28.29	7,826	221,397	0.87%	1.40%	19.83%
International Large-Cap
2016	$12.54	7,986	$100,158	0.00%	1.40%	(1.46%	)
2015	12.73	7,863	100,069	0.00%	1.40%	(1.82%	)
2014	12.96	8,086	104,823	0.00%	1.40%	(6.34%	)
2013	13.84	8,007	110,829	0.00%	1.40%	16.78%
2012	11.85	8,243	97,701	1.51%	1.40%	20.83%

See Notes Financial Statements	12	See explanation of references on page 13

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
International Value
2016	$12.15	27,628	$335,816	0.00%	1.40%	1.55%
2015	11.97	33,105	396,259	0.00%	1.40%	(3.99%	)
2014	12.47	33,642	419,409	0.00%	1.40%	(11.79%	)
2013	14.13	35,537	502,250	0.00%	1.40%	19.99%
2012	11.78	40,666	478,987	3.32%	1.40%	16.18%
Health Sciences
2016	$35.96	1,323	$47,558	0.00%	1.40%	(7.28%	)
2015	38.78	1,491	57,841	0.00%	1.40%	8.07%
2014	35.89	1,002	35,945	0.00%	1.40%	22.80%
2013	29.22	709	20,727	0.00%	1.40%	54.32%
2012	18.94	322	6,095	0.00%	1.40%	23.93%
Real Estate
2016	$53.58	529	$28,325	0.00%	1.40%	5.11%
2015	50.97	580	29,563	0.00%	1.40%	0.11%
2014	50.92	715	36,401	0.00%	1.40%	28.78%
2013	39.54	6,666	263,572	0.00%	1.40%	0.30%
2012	39.42	4,191	165,219	1.13%	1.40%	14.59%
Technology
2016	$6.82	287	$1,960	0.00%	1.40%	(7.91%	)
2015	7.41	288	2,133	0.00%	1.40%	(4.39%	)
2014	7.75	288	2,235	0.00%	1.40%	8.33%
2013	7.15	512	3,663	0.00%	1.40%	20.80%
2012	5.92	461	2,729	0.00%	1.40%	5.64%
American Funds IS Asset Allocation Fund Class 4
2016	$10.58	3,554	$37,588	1.54%	1.40%	7.65%
10/30/2015 - 12/31/2015	9.82	3,159	31,035	9.00%	1.40%	(1.76%	)
American Funds IS Growth Fund Class 4
2016	$10.68	4,789	$51,141	0.62%	1.40%	7.70%
10/30/2015 - 12/31/2015	9.91	4,399	43,617	4.10%	1.40%	(0.85%	)
American Funds IS Growth-Income Fund Class 4
2016	$10.75	9,592	$103,121	1.34%	1.40%	9.71%
10/30/2015 - 12/31/2015	9.80	10,100	98,973	7.52%	1.40%	(2.01%	)
Fidelity VIP Government Money Market Service Class
2016	$9.65	8,841	$85,267	0.10%	1.40%	(1.28%	)
2015	9.77	8,832	86,287	0.01%	1.40%	(1.38%	)
04/30/2014 - 12/31/2014	9.91	12,109	119,961	0.01%	1.40%	(0.93%	)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) and administrative fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E and administrative fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.40% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

See Notes Financial Statements	13	See explanation of references on page 13

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account B (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2016, the Fund investment options are Pacific Select Fund (See Note 4), American Funds Insurance Series, and Fidelity Variable Insurance Products Funds (collectively, the “Funds”). The Variable Accounts with no units outstanding during the entire reporting period are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Developing Growth Variable Account and Portfolio were formerly named Small-Cap Growth Variable Account and Portfolio.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “2015 Substitutions”). In connection with the 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

    A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

    B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

    C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2016.

14

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks and administration fees Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations, and maintenance fees and any state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distribution and service fee for class D shares to Pacific Select Distributors, LLC. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2016, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class D shares of PSF during the year ended December 31, 2016.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contract funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Diversified Bond	$65,597	$444	Mid-Cap Equity	$466	$4,161
High Yield Bond	2	1,790	Mid-Cap Growth	427	2,414
Inflation Managed	1,196	14,933	Small-Cap Index	761	3,421
Managed Bond	19,929	132,859	Small-Cap Value	105,029	189,298
Short Duration Bond	-	2,853	Emerging Markets	282	1,643
Comstock	2,952	898	International Large-Cap	1,670	1,506
Developing Growth	28,093	92,554	International Value	16,499	84,320
Dividend Growth	79	971	Health Sciences	-	6,466
Equity Index	82	812	Real Estate	924	3,978
Focused Growth	2,210	2,198	Technology	-	34
Growth	17,400	118,078	American Funds IS Asset Allocation Fund Class 4	5,411	485
Large-Cap Growth	2,143	5,461	American Funds IS Growth Fund Class 4	8,359	677
Large-Cap Value	49,795	13,734	American Funds IS Growth-Income Fund Class 4	15,650	9,439
Main Street Core	4,485	463,983	Fidelity VIP Government Money Market Service Class	2,087	3,107

15

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2016, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2016 and 2015 were as follows:

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Diversified Bond	4,721	(2)	4,719	-	(1,828)	(1,828)
High Yield Bond	-	(74)	(74)	9	(514)	(505)
Inflation Managed	60	(719)	(659)	66	(1,385)	(1,319)
Managed Bond	931	(4,915)	(3,984)	4,142	(14,384)	(10,242)
Short Duration Bond	-	(259)	(259)	-	(1,378)	(1,378)
Comstock	185	(2)	183	-	(3)	(3)
Developing Growth	2,651	(7,653)	(5,002)	1,484	(2,202)	(718)
Dividend Growth	5	(22)	(17)	2	(281)	(279)
Equity Index	5	(31)	(26)	3	(28)	(25)
Focused Growth	124	-	124	716	(1)	715
Growth	1,227	(7,186)	(5,959)	56	(2,238)	(2,182)
Large-Cap Growth	208	(316)	(108)	1,148	(245)	903
Large-Cap Value	2,377	(481)	1,896	207	(26)	181
Main Street Core	486	(27,910)	(27,424)	2,831	(24,513)	(21,682)
Mid-Cap Equity	19	(72)	(53)	19	(79)	(60)
Mid-Cap Growth	50	(7)	43	692	(313)	379
Small-Cap Index	46	(93)	(47)	472	(121)	351
Small-Cap Value	5,485	(7,025)	(1,540)	1	(527)	(526)
Emerging Markets	13	(46)	(33)	22	(69)	(47)
International Large-Cap	141	(18)	123	96	(319)	(223)
International Value	1,585	(7,062)	(5,477)	1,804	(2,341)	(537)
Health Sciences	-	(168)	(168)	491	(2)	489
Real Estate	17	(68)	(51)	1	(136)	(135)
Technology	-	(1)	(1)	-	-	-
American Funds IS Asset Allocation Fund Class 4 (1)	398	(3)	395	3,159	-	3,159
American Funds IS Growth Fund Class 4 (1)	395	(5)	390	4,399	-	4,399
American Funds IS Growth-Income Fund Class 4 (1)	399	(907)	(508)	10,470	(370)	10,100
Fidelity VIP Government Money Market Service Class	213	(204)	9	229	(3,506)	(3,277)

(1) Operations commenced during 2015 (See Financial Highlights for commencement date of operations).

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account B of Pacific Life Insurance Company (the “Separate Account”) comprised of Diversified Bond, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, Comstock, Developing Growth (formerly named Small-Cap Growth), Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Small-Cap Index, Small-Cap Value, Emerging Markets, International Large-Cap, International Value, Health Sciences, Real Estate, Technology, American Funds® IS Asset Allocation FundSM Class 4, American Funds IS Growth FundSM Class 4, American Funds IS Growth-Income FundSM Class 4, and Fidelity® VIP Government Money Market Service Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2016, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2016 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B of Pacific Life Insurance Company as of December 31, 2016, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 24, 2017

17

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Report as of December 31, 2016 for:

• Separate Account B of Pacific Life Insurance Company

Form No.	480-17A